UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2011 to March 31, 2011

Item 1:                                  Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

March 31, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (93.2%)
Auto Parts & Equipment (1.9%)
$300	American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/14 @ $104.63)‡§	(BB-, Ba2)	01/15/17	9.250	$334,500
500	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)§	(B-, B3)	03/01/17	7.875	510,000
800	American Tire Distributors, Inc., Global Senior Secured Notes (Callable 06/01/13 @ $107.31)	(CCC+, B2)	06/01/17	9.750	884,000
675	ArvinMeritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ $105.31)	(CCC+, B3)	03/15/18	10.625	762,750
650	Stoneridge, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $104.75)‡	(B+, B3)	10/15/17	9.500	721,500
400	Uncle Acquisition 2010 Corp., Rule 144A, Senior Notes (Callable 02/15/15 @ $104.31)‡	(CCC+, B3)	02/15/19	8.625	422,000
					3,634,750
Automotive (1.7%)
1,350	Euro Lux SCA, Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $106.66)‡	(BB-, Ba3)	12/15/17	8.875	2,049,890
1,075	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/11 @ $101.67)	(CCC, Caa1)	08/15/14	10.000	1,107,250
					3,157,140
Banks (0.2%)
350	PFG Finance Corp., Rule 144A, Senior Notes (Callable 02/15/15 @ $105.06)‡	(B, B2)	02/15/19	10.125	367,063

Beverages (0.7%)
1,250	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/12 @ $104.81)‡	(B-, Caa1)	10/01/14	9.625	1,318,750

Building & Construction (1.0%)
468	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	283,140
775	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $107.13)‡	(B-, Caa1)	04/01/16	9.500	790,500
500	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(CCC-, Caa2)	01/15/16	6.250	375,000
350	William Lyon Homes, Inc., Global Company Guaranteed Notes§	(CC, Caa3)	12/15/12	7.625	300,125
250	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $100.00)	(CC, Caa3)	02/15/14	7.500	183,125
					1,931,890
Building Materials (2.5%)
750	Associated Materials LLC, Rule 144A, Senior Secured Notes (Callable 11/01/13 @ $106.84)‡	(B, B3)	11/01/17	9.125	804,375
300	Dayton Superior Corp., Company Guaranteed Notesø^	(NR, NR)	06/15/09	13.000	0
900	Headwaters, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ $103.81)‡	(B+, B2)	04/01/19	7.625	904,500
1,905	International Wire Group, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $104.88)‡	(B, B3)	04/15/15	9.750	2,031,206
200	Nexeo Solutions Finance Corp., Rule 144A, Senior Subordinated Notes (Callable 03/01/14 @ $104.19)‡	(B-, B3)	03/01/18	8.375	205,000
114	Norcraft Capital Corp., Global Senior Discount Notes	(CCC, Caa1)	09/01/12	9.750	113,430
675	Norcraft Finance Corp., Global Senior Secured Notes (Callable 12/15/12 @ $105.25)	(B-, B2)	12/15/15	10.500	724,781
					4,783,292
Chemicals (3.9%)
600	Cy SCA, Rule 144A, Senior Secured Notes (Callable 07/15/13 @ $107.13)‡	(B+, B2)	07/15/17	9.500	657,000
475	Ferro Corp., Senior Unsecured Notes (Callable 08/15/14 @ $103.94)	(B, B2)	08/15/18	7.875	505,875
400	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $104.50)‡	(B, B1)	05/15/15	9.000	438,500
1,300	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/12 @ $102.83)‡§	(CCC, Caa2)	02/15/16	8.500	1,317,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Chemicals
$269	Lyondell Chemical Co., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $106.00)‡	(BB, Ba2)	11/01/17	8.000	$297,245
437	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $106.25)	(CCC, B2)	06/15/14	12.500	487,255
1,400	Omnova Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/14 @ $103.94)‡	(B-, B2)	11/01/18	7.875	1,424,500
1,050	Polymer Group, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/15 @ $103.88)‡	(B, B1)	02/01/19	7.750	1,088,062
750	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/11 @ $102.25)‡	(CCC+, Caa2)	08/15/14	9.000	664,688
625	TPC Group LLC, Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $106.19)‡	(B+, B1)	10/01/17	8.250	662,500
					7,543,500
Computer Hardware (1.5%)
1,000	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	1,035,000
1,730	Spansion LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/13 @ $103.94)‡	(B, B3)	11/15/17	7.875	1,768,925
					2,803,925
Consumer Products (1.8%)
400	Boart Longyear Management Pty, Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ $103.50)‡	(BB-, Ba2)	04/01/21	7.000	412,000
1,100	NBTY, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/14 @ $104.50)‡§	(B, B3)	10/01/18	9.000	1,199,000
500	Prestige Brands, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.13)	(B, B3)	04/01/18	8.250	530,000
250	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $104.13)‡	(B, B3)	04/01/18	8.250	265,000
850	Spectrum Brands Holdings, Inc., Rule 144A, Secured Notes (Callable 06/15/14 @ $104.75)‡	(B, B2)	06/15/18	9.500	941,375
					3,347,375
Consumer/Commercial/Lease Financing (2.7%)
400	AWAS Aviation Capital, Ltd., Rule 144A, Senior Secured Notes (Callable 10/18/13 @ $103.50)‡	(BBB-, Ba2)	10/15/16	7.000	402,000
108	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)§	(B+, B3)	05/01/13	7.000	110,236
212	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)§	(B+, B3)	05/01/14	7.000	216,899
537	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)	(B+, B3)	05/01/15	7.000	543,432
354	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)	(B+, B3)	05/01/16	7.000	355,305
496	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)	(B+, B3)	05/01/17	7.000	497,425
500	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes‡	(BB+, B1)	03/15/17	9.000	563,750
1,200	iPayment, Inc., Global Company Guaranteed Notes (Callable 05/15/11 @ $102.44)	(CCC, Caa1)	05/15/14	9.750	1,200,000
1,075	Provident Funding Associates, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $105.13)‡§	(BB, Ba3)	04/15/17	10.250	1,204,000
					5,093,047
Department Stores (0.3%)
500	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/11 @ $103.46)§	(CCC+, Caa2)	10/15/15	10.375	529,375

Diversified Capital Goods (3.3%)
250	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(BB-, Ba2)	03/15/17	7.000	257,188
575	Belden, Inc., Global Notes (Callable 06/15/14 @ $104.63)	(BB-, Ba2)	06/15/19	9.250	640,406
625	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 02/15/14 @ $104.50)§	(B, B3)	02/15/18	9.000	660,937
1,000	FCC Holdings, Inc., Rule 144A, Notes (Callable 12/15/12 @ $106.00)‡	(B-, B3)	12/15/15	12.000	1,026,250
700	Leucadia National Corp., Global Senior Unsecured Notes (Callable 03/15/12 @ $103.56)	(BB+, B1)	03/15/17	7.125	738,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Diversified Capital Goods
$800	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)§	(CCC+, B3)	06/01/17	7.375	$786,000
625	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ $104.38)§	(B+, B1)	09/01/20	8.750	698,437
950	Sensus USA Systems, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $100.00)	(B-, B3)	12/15/13	8.625	969,000
550	Trimas Corp., Global Senior Secured Notes (Callable 12/15/13 @ $104.88)	(B-, NR)	12/15/17	9.750	608,438
					6,385,156
Electric - Generation (4.1%)
800	Calpine Corp., Rule 144A, Senior Secured Notes (Callable 07/31/15 @ $103.94)‡	(B+, B1)	07/31/20	7.875	854,000
1,075	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B3)	05/15/17	7.000	868,062
800	Edison Mission Energy, Global Senior Unsecured Notes§	(B-, B3)	05/15/19	7.200	628,000
1,200	Mirant Americas Generation LLC, Senior Unsecured Notes	(BB-, B3)	10/01/21	8.500	1,254,000
268	Mirant Mid Atlantic Trust, Series B, Global Pass Thru Certificates	(BB-, Ba1)	06/30/17	9.125	291,807
200	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	209,000
425	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/12 @ $102.46)	(BB-, B1)	02/01/16	7.375	440,938
550	NRG Energy, Inc., Company Guaranteed Notes (Callable 06/15/14 @ $104.25)§	(BB-, B1)	06/15/19	8.500	581,625
700	NRG Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/15 @ $104.13)‡§	(BB-, B1)	09/01/20	8.250	731,500
2,200	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(D, Caa3)	11/01/15	10.250	1,298,000
1,300	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(D, Caa3)	11/01/15	10.250	763,750
					7,920,682
Electric - Integrated (0.7%)
200	The AES Corp., Global Senior Unsecured Notes	(BB, B1)	04/15/16	9.750	230,500
1,000	The AES Corp., Global Senior Unsecured Notes	(BB, B1)	10/15/17	8.000	1,080,000
					1,310,500
Electronics (0.8%)
850	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ $105.06)‡§	(B-, B1)	03/15/18	10.125	956,250
75	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/11 @ $101.97)	(B-, B3)	10/15/14	7.875	78,094
525	Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/12 @ $102.71)§	(CCC+, B2)	03/01/16	8.125	546,000
					1,580,344
Energy - Exploration & Production (7.9%)
475	Comstock Resources, Inc., Company Guaranteed Notes (Callable 04/01/15 @ $103.88)	(B, B2)	04/01/19	7.750	483,906
1,475	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ $104.19)§	(B, B2)	10/15/17	8.375	1,552,437
475	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB-, B1)	03/01/16	9.750	537,938
1,300	Energy Partners, Ltd., Rule 144A, Senior Notes (Callable 02/15/15 @ $104.13)‡	(B-, Caa1)	02/15/18	8.250	1,300,000
625	Energy XXI Gulf Coast, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ $104.63)‡	(B, Caa1)	12/15/17	9.250	670,313
625	EXCO Resources, Inc., Company Guaranteed Notes (Callable 09/15/14 @ $103.75)	(B, B3)	09/15/18	7.500	637,500
300	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(BB-, B1)	06/15/19	7.250	315,000
600	Hilcorp Finance Co., Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B2)	06/01/16	9.000	631,500
725	Linn Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/15 @ $103.88)‡§	(B, B2)	02/01/21	7.750	777,562

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production
$1,750	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/11 @ $105.94)	(B, Caa1)	11/15/14	11.875	$1,933,750
825	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $107.88)‡	(BB-, B1)	12/01/17	10.500	938,437
550	Oasis Petroleum, Inc., Rule 144A, Senior Notes (Callable 02/01/15 @ $103.63)‡	(B-, Caa1)	02/01/19	7.250	558,250
425	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)	(BB-, B2)	06/15/16	10.375	482,375
900	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 08/15/14 @ $103.63)	(B+, B3)	08/15/18	7.250	931,500
1,250	Pioneer Natural Resources Co., Senior Unsecured Notes§	(BB+, Ba1)	01/15/20	7.500	1,414,035
200	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)	(B, Caa1)	02/01/17	8.625	209,500
675	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/11 @ $101.13)§	(CCC+, Caa2)	12/15/14	6.750	675,000
525	Swift Energy Co., Company Guaranteed Notes (Callable 06/01/12 @ $103.56)	(BB-, B3)	06/01/17	7.125	539,438
450	Whiting Petroleum Corp., Global Company Guaranteed Notes§	(BB, Ba3)	02/01/14	7.000	481,500
					15,069,941
Environmental (1.2%)
925	Casella Waste Systems, Inc., Global Senior Secured Notes (Callable 07/15/12 @ $105.50)	(BB-, B2)	07/15/14	11.000	1,052,187
725	Darling International, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ $104.25)‡	(BB-, B2)	12/15/18	8.500	792,063
450	EnergySolutions LLC, Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ $105.38)‡	(BB-, B3)	08/15/18	10.750	501,750
					2,346,000
Food & Drug Retailers (0.6%)
650	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)§	(CCC, Caa3)	12/15/15	9.375	595,563
425	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88)§	(B+, B3)	06/12/16	9.750	473,875
					1,069,438
Food - Wholesale (1.7%)
1,850	Blue Merger Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/14 @ $103.81)‡	(B-, B3)	02/15/19	7.625	1,884,687
1,325	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63)‡	(B+, B3)	05/15/15	11.250	1,447,563
					3,332,250
Forestry & Paper (1.5%)
388	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $101.19)	(B+, Caa1)	10/15/14	7.125	385,090
500	Smurfit Kappa Acquisitions, Rule 144A, Senior Secured Notes (Callable 11/15/13 @ $103.63)‡	(BB, Ba2)	11/15/17	7.250	734,384
750	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/12 @ $101.29)	(B, B2)	04/01/15	7.750	770,625
1,000	Stone & Webster, Inc.	(NR, NR)	07/01/12	8.375	70,000
200	Verso Paper, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/15 @ $104.38)‡	(B, B2)	02/01/19	8.750	209,000
675	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)§	(CCC+, Caa1)	08/01/16	11.375	718,875
					2,887,974
Gaming (6.8%)
475	Ameristar Casinos, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.63)	(B+, B2)	06/01/14	9.250	524,281
525	Ameristar Casinos, Inc., Rule 144A, Senior Notes (Callable 04/15/15 @ $105.63)‡	(B+, B3)	04/15/21	7.500	520,406
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $102.34)‡ø	(NR, NR)	12/15/14	9.375	286,750
1,550	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/11 @ $100.00)‡	(CCC+, Caa3)	08/01/13	8.000	1,550,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Gaming
$605	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B3)	11/15/19	7.250	$468,875
950	Chukchansi Economic Development Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/11 @ $100.00)‡	(B, B3)	11/15/13	8.000	707,750
375	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡ø	(NR, NR)	06/15/15	11.000	1,875
1,250	Great Canadian Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/12 @ $101.81)‡	(BB, B2)	02/15/15	7.250	1,281,250
1,300	Greektown Superholdings, Inc., Series B, Global Senior Secured Notes (Callable 01/01/13 @ $106.50)	(NR, NR)	07/01/15	13.000	1,482,000
320	Inn of the Mountain Gods Resort & Casino, Rule 144A, Senior Secured Notes‡§	(NR, NR)	11/30/20	1.250	176,000
142	Inn of the Mountain Gods Resort & Casino, Rule 144A, Senior Secured Notes (Callable 10/01/11 @ $103.00)‡	(NR, NR)	11/30/20	8.750	140,225
1,250	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/11 @ $102.44)	(B-, Caa1)	06/15/14	9.750	1,268,750
625	Majestic Star Casino Capital Corp., Senior Secured Notesø	(NR, NR)	10/15/10	9.500	328,906
1,100	MTR Gaming Group, Inc., Global Secured Notes (Callable 07/15/11 @ $106.31)	(B, B2)	07/15/14	12.625	1,177,000
350	Peermont Global Proprietary, Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/11 @ $103.88)‡	(B, B3)	04/30/14	7.750	449,500
850	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ $105.38)	(B, Caa1)	08/15/17	10.750	937,125
275	Peninsula Gaming LLC, Global Senior Secured Notes (Callable 08/15/12 @ $104.19)§	(BB, Ba3)	08/15/15	8.375	294,937
435	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/11 @ $102.41)ø	(NR, NR)	12/15/14	9.625	218
1,475	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/11 @ $103.00)‡	(B+, B2)	11/15/15	9.000	1,469,469
					13,065,317
Gas Distribution (2.1%)
2,250	Energy Transfer Equity LP, Company Guaranteed Notes	(BB-, Ba2)	10/15/20	7.500	2,458,125
850	Genesis Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ $103.94)‡	(B+, B3)	12/15/18	7.875	860,625
650	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B+, B1)	07/01/16	8.250	687,375
					4,006,125
Health Facilities (1.5%)
455	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)	(B, Caa1)	11/01/15	9.875	490,263
400	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/12 @ $102.33)§	(BB+, Ba2)	01/15/16	7.000	414,250
300	Omega Healthcare Investors, Inc., Rule 144A, Senior Notes (Callable 10/15/15 @ $103.38)‡	(BB+, Ba2)	10/15/22	6.750	307,875
500	Radiation Therapy Services, Inc., Global Company Guaranteed Notes (Callable 04/15/14 @ $104.94)	(CCC+, B3)	04/15/17	9.875	512,500
275	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $100.00)#	(B+, B3)	06/01/15	3.834	268,125
175	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	183,531
687	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)§	(B-, Caa1)	07/15/15	10.250	729,473
					2,906,017
Health Services (2.2%)
450	PharmaNet Development Group, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/14 @105.44)‡	(B+, B3)	04/15/17	10.875	497,250
825	Quintiles Transnational Corp., Rule 144A, Senior Notes (Callable 12/30/11 @ $102.00)‡	(B, B3)	12/30/14	9.500	845,625
550	Service Corp. International, Senior Unsecured Notes	(BB-, Ba3)	11/15/21	8.000	602,250
1,000	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14 @ $106.00)‡	(B, B2)	03/15/18	8.000	1,040,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Health Services
$1,125	Warner Chilcott Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 09/15/14 @ $103.88)‡	(B+, B3)	09/15/18	7.750	$1,184,062
					4,169,187
Hotels (0.3%)
475	Felcor Lodging LP, Global Senior Secured Notes§	(NR, B2)	10/01/14	10.000	545,063

Integrated Energy (0.2%)
400	Covanta Holding Corp., Senior Unsecured Notes (Callable 12/01/15 @ $103.63)	(B, Ba3)	12/01/20	7.250	420,949

Investments & Misc. Financial Services (0.6%)
350	CNL Income Properties, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/15 @ $103.63)‡	(BB-, Ba3)	04/15/19	7.250	347,372
775	Offshore Group Investments, Ltd., Global Senior Secured Notes (Callable 02/01/13 @ $108.63)	(B-, NR)	08/01/15	11.500	864,125
					1,211,497
Leisure (1.2%)
350	Magnum Management Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ $104.56)‡	(B-, B2)	08/01/18	9.125	381,500
1,000	Palace Entertainment Holdings Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $104.44)‡	(B-, B2)	04/15/17	8.875	1,027,500
775	UCDP Finance, Inc., Global Company Guaranteed Notes (Callable 11/15/12 @ $104.44)	(CCC+, B3)	11/15/15	8.875	847,656
					2,256,656
Machinery (0.4%)
500	CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31)‡	(B+, B2)	09/01/14	10.875	542,500
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)§	(B, B3)	11/15/17	8.000	264,688
					807,188
Media - Broadcast (1.3%)
515	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/11 @ $102.63)	(CCC-, Caa2)	08/15/14	10.500	521,438
46	CMP Susquehanna Corp., Global Company Guaranteed Notes	(NR, NR)	05/15/14	3.272	32,563
550	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/11 @ $101.44)	(B-, B2)	09/15/14	8.625	567,187
950	Mission Broadcasting, Inc., Global Senior Secured Notes (Callable 04/15/14 @ $104.44)§	(B, B3)	04/15/17	8.875	1,033,125
250	Nexstar Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/12 @ $100.00)	(CCC+, Caa2)	01/15/14	7.000	245,313
925	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/12 @ $100.00)ø^	(NR, NR)	01/15/14	8.750	0
					2,399,626
Media - Cable (5.4%)
1,165	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/12 @ $100.00)	(B-, B3)	01/15/14	9.375	1,188,300
150	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	162,750
600	Cablevision Systems Corp., Senior Unsecured Notes§	(B+, B1)	04/15/20	8.000	657,000
694	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)	(B, B2)	11/30/16	13.500	834,736
1,450	CCO Holdings Capital Corp., Global Company Guaranteed Notes (Callable 04/30/15 @ $104.06)§	(B+, B2)	04/30/20	8.125	1,584,125
900	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47)‡	(B-, B3)	11/15/17	8.625	942,750
1,050	CSC Holdings LLC, Global Senior Unsecured Notes§	(BB, Ba3)	02/15/19	8.625	1,207,500
600	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	05/31/15	7.750	660,000
1,150	Insight Communications Co., Inc., Rule 144A, Senior Notes (Callable 07/15/13 @ $107.03)‡	(B-, B3)	07/15/18	9.375	1,282,250
350	Kabel Baden-Wurttemberg GmbH & Co. KG, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ $103.75)‡	(B+, B1)	03/15/19	7.500	360,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Cable
$475	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/11 @ $102.83)§	(B-, B3)	10/15/15	8.500	$495,187
200	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.22)‡	(BB-, B1)	12/01/17	8.125	299,430
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56)§	(BB-, Ba2)	08/15/16	9.125	159,750
500	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 10/15/14 @ $104.19)	(BB-, Ba2)	10/15/19	8.375	565,000
					10,399,278
Media - Diversified (1.4%)
1,800	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/11 @ $102.75)‡	(B, B1)	12/15/15	8.250	1,858,500
775	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/12 @ $102.58)	(B+, B1)	03/15/16	7.750	807,937
					2,666,437
Media - Services (1.7%)
200	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)	(B, B2)	12/15/17	9.250	219,500
675	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)	(B, B2)	12/15/17	9.250	743,344
400	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ $105.00)‡	(B-, Caa1)	08/15/18	10.000	417,000
293	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)	(B+, B2)	05/01/16	11.500	346,473
400	SGS International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $100.00)	(B, B2)	12/15/13	12.000	413,500
875	WMG Acquisition Corp., Global Company Guaranteed Notes (Callable 04/15/11 @ $101.23)	(B-, B1)	04/15/14	7.375	881,562
250	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ $104.75)	(BB-, Ba2)	06/15/16	9.500	265,625
					3,287,004
Metals & Mining - Excluding Steel (1.2%)
800	Ferrexpo Finance PLC, Rule 144A, Company Guaranteed Notes‡	(NR, B3)	04/07/16	7.875	800,000
350	James River Escrow, Inc., Rule 144A, Senior Notes (Callable 04/01/15 @ $103.94)‡	(B+, B2)	04/01/19	7.875	364,000
1,183	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes#§	(CCC+, B3)	05/15/15	5.193	1,144,195
175	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $102.25)ø	(D, NR)	12/15/14	9.000	0
675	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(D, NR)	12/15/16	10.000	68
					2,308,263
Oil Field Equipment & Services (3.0%)
525	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)§	(BB, Ba2)	09/15/17	7.500	554,531
62	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/11 @ $102.50)§	(BB-, Ba3)	05/15/15	7.500	64,015
400	Edgen Murray Corp., Global Senior Secured Notes (Callable 01/15/13 @ $106.13)§	(B-, Caa2)	01/15/15	12.250	394,500
425	Frac Tech Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ $103.56)‡	(B+, B2)	11/15/18	7.125	436,687
725	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(CCC+, B3)	01/15/16	9.500	768,500
250	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ $104.00)§	(B+, Ba3)	09/01/17	8.000	259,375
350	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/11 @ $101.02)§	(B+, Ba3)	12/01/14	6.125	353,938
400	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.56)	(B+, B1)	04/01/18	9.125	432,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil Field Equipment & Services
$825	Pioneer Drilling Co., Global Company Guaranteed Notes (Callable 03/15/14 @ $104.94)	(B, B3)	03/15/18	9.875	$891,000
400	Pride International, Inc., Senior Unsecured Notes	(BBB-, Ba1)	06/15/19	8.500	496,000
1,000	Trinidad Drilling, Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/15 @ $103.94)‡	(BB-, B2)	01/15/19	7.875	1,060,000
					5,710,546
Oil Refining & Marketing (1.7%)
158	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/12 @ $106.75)‡	(BB-, Ba3)	04/01/15	9.000	172,615
1,325	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $108.16)‡§	(BB-, B3)	04/01/17	10.875	1,513,812
475	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)	(BB+, Ba1)	06/01/19	9.750	541,500
875	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)#‡	(BB-, B3)	06/15/14	10.750	949,375
					3,177,302
Packaging (3.3%)
300	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ $104.63)‡	(B-, B3)	10/15/20	9.250	446,484
1,125	Ardagh Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.69)‡	(BB-, Ba3)	10/15/17	7.375	1,638,395
375	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/12 @ $104.13)§	(B, B1)	11/15/15	8.250	399,844
225	BWAY Holding Co., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $105.00)‡	(CCC+, B3)	06/15/18	10.000	248,625
750	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 01/01/14 @ $104.13)§	(B-, Caa1)	01/01/17	8.250	808,125
800	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 10/15/11 @ $101.65)§	(B-, Caa1)	10/15/14	9.875	831,000
500	Pregis Corp., Global Secured Notes#	(B, B2)	04/15/13	5.998	686,490
375	Reynolds Group Issuer LLC, Rule 144A, Senior Notes (Callable 10/15/14 @ $104.50)‡	(B-, Caa1)	04/15/19	9.000	390,000
500	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $103.88)‡	(BB, Ba3)	10/15/16	7.750	531,250
300	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.56)‡	(BB, Ba3)	04/15/19	7.125	309,000
					6,289,213
Pharmaceuticals (0.2%)
276	QHP Royalty Sub LLC, Rule 144A, Senior Secured Notes‡	(NR, NR)	03/15/15	10.250	281,431

Printing & Publishing (1.3%)
875	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	896,875
500	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/11 @ $100.00)§	(CCC+, Caa2)	12/01/13	7.875	488,750
1,075	The Reader’s Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/13 @ $104.00)#§	(B, B1)	02/15/17	9.500	1,115,312
					2,500,937
Real Estate Development & Management (0.5%)
1,025	Icahn Enterprises LP, Rule 144A, Senior Unsecured Notes#‡	(NR, NR)	08/15/13	4.000	1,045,500

Real Estate Investment Trusts (0.7%)
1,175	Sabra Capital Corp., Global Company Guaranteed Notes (Callable 11/01/14 @ $104.06)	(B, B2)	11/01/18	8.125	1,245,500

Restaurants (1.5%)
800	CKE Restaurants, Inc., Global Senior Secured Notes (Callable 07/15/14 @ $105.69)§	(B-, B2)	07/15/18	11.375	886,000
1,000	HOA Finance Corp., Rule 144A, Senior Secured Notes (Callable 04/01/14 @ $105.63)‡	(B, B3)	04/01/17	11.250	1,025,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Restaurants
$1,000	Real Mex Restaurants, Inc., Global Senior Secured Notes (Callable 07/01/11 @ $102.00)	(B-, B3)	01/01/13	14.000	$1,045,000
					2,956,000
Software/Services (3.6%)
550	First Data Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ $103.69)‡	(B+, B1)	06/15/19	7.375	551,722
500	MEMC Electronic Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $105.81)‡§	(BB, B1)	04/01/19	7.750	514,375
1,500	Serena Software, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.46)	(CCC+, Caa1)	03/15/16	10.375	1,586,250
400	SSI Co-Issuer LLC, Global Company Guaranteed Notes (Callable 06/01/14 @ $105.56)	(B-, Caa1)	06/01/18	11.125	450,000
875	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/11 @ $103.42)§	(B-, Caa1)	08/15/15	10.250	920,937
300	SunGard Data Systems, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/13 @ $105.53)‡	(B, Caa1)	11/15/18	7.375	308,250
366	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $106.38)‡	(BB, Ba1)	10/15/14	12.750	436,455
700	Unisys Corp., Senior Unsecured Notes (Callable 01/15/12 @ $106.25)	(B+, B2)	01/15/16	12.500	789,250
1,325	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $102.41)	(CCC+, Caa2)	02/15/15	9.625	1,325,000
					6,882,239
Specialty Retail (0.9%)
750	Ontex IV SA, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $ 103.25)‡	(B+, Ba3)	04/15/18	7.500	1,080,960
225	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $103.88)	(B-, Caa1)	12/15/16	7.750	233,719
400	Yankee Candle Co., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $102.13)§	(B, B2)	02/15/15	8.500	417,000
					1,731,679
Steel Producers/Products (1.3%)
700	California Steel Industries, Inc., Global Senior Unsecured Notes (Callable 03/15/12 @ $100.00)	(BB-, B1)	03/15/14	6.125	696,500
400	JMC Steel Group, Rule 144A, Senior Notes (Callable 03/15/14 @ $ 106.19)‡	(B, B3)	03/15/18	8.250	411,000
800	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	872,000
475	Tube City IMS Corp., Global Company Guaranteed Notes (Callable 02/01/12 @ $102.44)	(B-, Caa1)	02/01/15	9.750	498,750
					2,478,250
Support-Services (2.7%)
750	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B+, B2)	08/15/16	9.000	793,125
750	Brickman Group Holdings, Inc., Rule 144A, Senior Notes (Callable 11/01/13 @ $106.84)‡	(CCC+, B3)	11/01/18	9.125	806,250
775	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88)‡	(B, B3)	03/15/17	9.750	838,937
800	Maxim Crane Works LP, Rule 144A, Senior Secured Notes (Callable 04/15/12 @ $109.19)‡	(B, Caa1)	04/15/15	12.250	830,000
450	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 10/15/13 @ $103.88)§	(B+, B1)	10/15/17	7.750	482,063
325	The Geo Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/16 @ $103.31)‡	(B+, B1)	02/15/21	6.625	323,375
775	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC, Caa2)	09/01/16	11.875	726,562
275	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 06/15/13 @ $105.44)	(B, B2)	06/15/16	10.875	319,000
					5,119,312

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Integrated/Services (1.3%)
$350	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notesø‡#	(NR, NR)	01/15/15	6.034	$875
600	Intelsat Jackson Holdings SA, Rule 144A, Company Guaranteed Notes (Callable 04/01/15 @ $103.63)‡	(B, B3)	04/01/19	7.250	603,750
750	Intelsat Jackson Holdings SA, Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ $103.75)‡	(B, B3)	04/01/21	7.500	755,625
375	Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/12 @ $101.48)	(B, B3)	01/15/15	8.875	389,063
725	Paetec Holding Corp., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)§	(CCC+, Caa1)	07/15/15	9.500	763,062
					2,512,375
Telecom - Wireless (0.7%)
200	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)	(B+, Ba2)	05/15/16	7.750	213,500
200	GeoEye, Inc., Senior Secured Notes (Callable 10/01/13 @ $104.31)	(B-, B3)	10/01/16	8.625	214,000
600	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88)‡	(B+, B2)	07/15/17	11.750	866,146
					1,293,646
Telecommunications Equipment (1.1%)
700	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ $103.50)‡	(B, B1)	04/01/19	7.000	686,000
800	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ $104.75)‡	(BB-, B1)	12/01/16	9.500	863,000
600	CommScope, Inc., Rule 144A, Senior Notes (Callable 01/15/15 @ $104.13)‡§	(B, B3)	01/15/19	8.250	630,000
					2,179,000
Textiles & Apparel (0.0%)
150	IT Holding Finance SA, Rule 144A, Company Guaranteed Notesø‡	(NR, NR)	11/15/12	9.875	5,343

Theaters & Entertainment (1.3%)
150	AMC Entertainment Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/01/15 @ $104.88)‡	(CCC+, Caa1)	12/01/20	9.750	161,250
1,075	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/12 @ $100.00)	(CCC+, Caa1)	03/01/14	8.000	1,092,469
675	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)§	(B-, B1)	06/01/19	8.750	735,750
475	Regal Entertainment Group, Company Guaranteed Notes (Callable 08/15/14 @ $104.56)	(B-, B3)	08/15/18	9.125	510,625
					2,500,094
Tobacco (0.6%)
1,150	Vector Group, Ltd., Global Senior Secured Notes (Callable 08/15/11 @ $105.50)§	(B+, B1)	08/15/15	11.000	1,216,125

Transportation - Excluding Air/Rail (1.2%)
400	Navios Maritime Finance II US, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ $104.06)‡§	(B+, B3)	02/15/19	8.125	405,000
1,375	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/11 @ $100.00)	(B+, B1)	12/15/13	8.500	1,402,500
450	Teekay Corp., Global Senior Unsecured Notes§	(BB, B1)	01/15/20	8.500	489,938
					2,297,438
TOTAL CORPORATE BONDS (Cost $171,535,520)					178,282,929

BANK LOANS (4.7%)
Building Materials (0.3%)
500	Goodman Global, Inc.	(NR, NR)	10/28/16	9.000	501,245

Food - Wholesale (0.5%)
1,000	Great Atlantic & Pacific Tea Co., Inc.	(NR, NR)	06/15/12	8.750	1,012,080

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Gaming (0.3%)
$474	CCM Merger, Inc.	(NR, NR)	03/01/17	7.000	$479,655

Health Services (0.1%)
278	Nycomed Holdings Aps	(NR, NR)	12/29/13	3.512	273,746

lnvestments & Misc. Financial Services (0.7%)
1,250	BNY Convergex Group LLC	(NR, NR)	11/29/17	8.750	1,255,863

Media - Diversified (0.5%)
430	Flint Group Holdings Sarl	(NR, NR)	06/30/16	4.705	426,413
536	Flint Group Holdings Sarl	(NR, NR)	12/31/14	10.240	533,658
					960,071
Metals & Mining - Excluding Steel (0.8%)
1,496	Global Brass and Copper, Inc.	(NR, NR)	08/13/15	10.250	1,555,914

Oil Field Equipment & Services (0.2%)
640	Amtrol, Inc.	(NR, NR)	06/05/14	4.900	447,859

Packaging (0.3%)
540	Hilex Poly Co. LLC	(NR, NR)	11/16/15	11.250	545,400

Software/Services (0.5%)
1,000	SafeNet, Inc.	(NR, NR)	04/12/15	6.248	989,380

Telecommunications Equipment (0.5%)
608	Avaya, Inc.	(NR, NR)	10/24/17	4.811	592,338
303	Avaya, Inc.	(NR, NR)	10/24/14	3.061	293,014
					885,352
TOTAL BANK LOANS (Cost $8,429,951)					8,906,565

Number of Shares

COMMON STOCKS (0.8%)
Auto Parts & Equipment (0.0%)
1,219	Safelite Realty Corp.*^				0

Banks (0.3%)
12,186	CIT Group, Inc.*				518,514

Building Materials (0.0%)
328	Nortek, Inc.*				14,104

Chemicals (0.1%)
4,893	Huntsman Corp.				85,040

Forestry & Paper (0.2%)
11,373	AbitibiBowater, Inc.*§				305,593

Gaming (0.0%)
1,500	Progressive Gaming International Corp.*				3

Leisure (0.2%)
6,335	Six Flags Entertainment Corp.*				456,120

Printing & Publishing (0.0%)
10,652	Cenveo, Inc.*				69,558
888	SuperMedia, Inc.*§				5,541
					75,099
TOTAL COMMON STOCKS (Cost $1,614,331)					1,454,473

PREFERRED STOCKS (0.1%)
Banks (0.1%)
299	Ally Financial, Inc., Rule 144A (Callable 12/31/11 @ $1,000)‡§				278,238

Number of Shares				Value

PREFERRED STOCKS
Media - Broadcast (0.0%)
10,727	CMP Susquehanna Radio Holdings Corp., Rule 144A, Series A*‡			$107

TOTAL PREFERRED STOCKS (Cost $59,518)				278,345

WARRANTS (0.0%)
Building Materials (0.0%)
864	Nortek, Inc., strike price $1.00, expires 12/07/14*§			6,999

Media - Broadcast (0.0%)
12,259	CNB Capital Trust I, Rule 144A, strike price $0.00, expires 03/23/19*^‡			1

Printing & Publishing (0.0%)
3,871	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14*			10,645

TOTAL WARRANTS (Cost $864)				17,645

SHORT-TERM INVESTMENTS (21.4%)
37,817,126	State Street Navigator Prime Portfolio, 0.28586%§§			37,817,126

Par (000)		Maturity	Rate%
$3,047	State Street Bank and Trust Co. Euro Time Deposit	04/01/11	0.010	3,047,000

TOTAL SHORT-TERM INVESTMENTS (Cost $40,864,126)				40,864,126

TOTAL INVESTMENTS AT VALUE (120.2%) (Cost $222,504,310)				229,804,083

LIABILITIES IN EXCESS OF OTHER ASSETS (-20.2%)				(38,629,098)

NET ASSETS (100.0%)				$191,174,985

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized (Depreciation)
Open Forward Foreign Currency Contracts
USD	7,131,694	EUR	5,360,000	04/14/11	$(7,131,695)	$(7,604,982)	$(473,287)

Currency Abbreviations:

EUR = Euro Currency

USD = United States Dollar

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $81,826,525 or 42.8% of net assets.

+	Step Bond — The interest rate is as of March 31, 2011 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
#	Variable rate obligations — The interest rate is the rate as of March 31, 2011.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at March 31, 2011.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors and are generally categorized as Level 3. At March 31, 2011, the Fund held less than 0.01% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $1,128,543 and fair value of $1. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$178,282,929	$—	$178,282,929
Bank Loans	—	8,906,565	—	8,906,565
Common Stocks	1,454,473	—	—	1,454,473
Preferred Stocks	278,238	107	—	278,345
Warrants	6,999	10,645	1	17,645
Short-Term Investments	37,817,126	3,047,000	—	40,864,126
Other Financial Instruments *
Forward Foreign Currency Contract	—	(473,287)	—	(473,287)
	$39,556,836	$189,773,959	$1	$229,330,796

* Other financial instruments include futures, forwards and swap contracts.

As of March 31, 2011, the amounts show by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended March 31, 2011, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost — At March 31, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $222,504,310, $14,459,875, $(7,160,102) and $7,299,773, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	May 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	May 6, 2011

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 6, 2011